Document and Entity Information	May 07, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001587982
Entity Registrant Name	Investment Managers Series Trust II
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Aug. 14, 2024
Document Creation Date	May 07, 2025
Document Effective Date	May 16, 2025
Prospectus Date	May 07, 2025
Tradr 2X Long Triple Q Monthly ETF | Tradr 2X Long Triple Q Monthly ETF
Prospectus:
Trading Symbol	MQQQ
Tradr 2X Long Triple Q Quarterly ETF | Tradr 2X Long Triple Q Quarterly ETF
Prospectus:
Trading Symbol	QQQP